UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-23196

StrongVest ETF Trust
 (Exact name of registrant as specified in charter)

131 Plantation Ridge Drive, Suite 100
Mooresville, NC 28117
 (Address of principal executive offices) (Zip code)

Corporation Service Company
2711 Centerville Road, Suite 400
Wilmington, DE 19808
 (Name and address of agent for service)

Registrant's telephone number, including area code 402-829-9405

Date of fiscal year end: December 31

Date of reporting period: July 1, 2016 – June 30, 2017

Item 1. Proxy Voting Record.

Name of Fund:	CWA Income ETF
Period:	July 1, 2016 - June 30, 2017

Company Name	Meeting Date	CUSIP	Ticker

CHEVRON CORPORATION	5/31/2017	166764100	CVX

Vote	Management Recommended Vote	Proposal	Proposed by Issuer or Security Holder
	For	1. DIRECTORS	Issuer

For	For	1A. Director W. M. Austin
For	For	1B. Director L. F. Deily
For	For	1C. Director R. E. Denham
For	For	1D. Director A. P. Gast
For	For	1E. Director E. Hernandez, Jr.
For	For	1F. Director J. M. Huntsman, Jr.
For	For	1G. Director C. W. Moorman, IV
For	For	1H. Director D. F. Moyo
For	For	1I. Director R. D. Sugar
For	For	1J. Director I. G. Thulin
For	For	1K. Director J. S. Watson
For	For	1L. Director M. K. Wirth

For	For	2. RATIFICATION OF APPOINTMENT OF PWC AS INDPENEDENT REGISTERED PUBLIC ACCOUNTING FIRM	Issuer

For	For	3. ADVISORY VOTE TO APPROVE NAMED EXECUTIVE OFFICER COMPENSATION	Issuer

1 Year	1 Year	4. ADVISORY VOTE ON THE FREQUENCY OF FUTURE ADVISORY VOTES ON NAMED EXECUTIVE OFFICER COMPENSATION	Issuer

For	Against	5. REPORT ON LOBBYING	Stockholder

Against	Against	6. REPORT ON FEASIBILITY OF POLICY ON NOT DOING BUSINESS WITH CONFLICT COMPLICIT GOVERNMENTS	Stockholder

Abstain	Against	7. REPORT ON CLIMATE CHANGE IMPACT ASSESSMENT	Stockholder

For	Against	8. REPORT ON TRANSITION TO A LOW CARBON ECONOMY	Stockholder

For	Against	9. ADOPT POLICY ON INDEPENDENT CHAIRMAN	Stockholder

For	Against	10. RECOMMEND INDEPENDENT DIRECTOR WITH ENVIRONMENTAL EXPERTISE	Stockholder

For	Against	11. SET SPECIAL MEETINGS THRESHOLD AT 10%	Stockholder

Company Name	Meeting Date	CUSIP	Ticker

EXXON MOBIL CORP	5/31/2017	30231G102	XOM

Vote	Management Recommended Vote	Proposal	Proposed by Issuer or Security Holder
For All	For All	1. DIRECTORS	Issuer

For	For	2. RATIFICATION OF INDEPENDENT AUDITORS	Issuer

Against	For	3. ADVISORY VOTE TO APPROVE EXECUTIVE COMPENSATION	Issuer

1 Year	1 Year	4. FREQUENCY OF ADVISORY VOTE ON EXECUTIVE COMPENSATION	Issuer

For	Against	5. INDEPENDENT CHAIRMAN	Stockholder

For	Against	6. MAJORITY VOTE FOR DIRECTORS	Stockholder

For	Against	7. SPECIAL SHAREHOLDER MEETINGS	Stockholder

Against	Against	8. RESTRICT PRECATORY PROPOSALS	Stockholder

Against	Against	9. REPORT ON COMPENSATION FOR WOMEN	Stockholder

For	Against	10. REPORT ON LOBBYING	Stockholder

Against	Against	11. INCREASE CAPITAL DISTRIBUTIONS IN LIEU OF INVESTMENT	Stockholder

For	Against	12. REPORT ON IMPACTS OF CLIMATE CHANGE POLICIES	Stockholder

For	Against	13. REPORT ON METHANE EMISSIONS	Stockholder

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) StrongVest ETF Trust

By (Signature and Title)* /s/ D. Kyle Cerminara
                                              D. Kyle Cerminara
                                              President (Principal Executive Officer)

Date  August 17, 2017

* Print the name and title of each signing officer under his or her signature.